Royal Standard Minerals Inc.

3258 Mob Neck Road

Heathsville, VA 22473

804-580-8107

October 5, 2005

Mr. H. Roger Schwall

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Dear Mr. Schwall,

This letter is in response to your letter dated September 16, 2005 in regards to a review by the SEC of Royal Standard Minerals Inc.’s 20-F filing for the fiscal year ended January 31, 2005. Following is our response referencing each item in your letter.

Item 15 Controls and Procedures page 39

1. We have amended our statement under Item 15 to reflect the disclosure controls and procedures were effective as of the end of the reporting period covered by our report.

Auditors Report

2. We have included the auditors report for the year ended January 31, 2003 under Item #17 and amended the list of Financial Reports under Items 8 and 17 to include the Audit report for 2003.

3. Royal Standard Minerals Inc. is considered a foreign issuer. It is a Canadian domiciled Company registered in the Province of New Brunswick. The Company’s registered office, the Corporate Headquarters, is located in Toronto, Ontario. The Company has three satellite offices located in Sparks, Nevada (the Sparks office will be closed in October, 2005), and in Heathsville, VA , the residence of Roland M. Larsen and Manhattan, NV, the site of the Goldwedge Project development site.

The management is split equally in the US and Canada due to the fact that the Company has at this time, a number of US properties.

Over 50 percent of the Company’s shareholders are and have always been Canadian. With Canadian equity financings over the past two years the proportion of Canadian shareholders has continued to increase.

All of the accounting activities are administered in Canada by Canadian accountants.

The Audit report is completed by the Canadian auditors McCarney Greenwood LLP

The firm is a member in good standing with the newly created Canadian Public Accountability Board (CPAB). Security Commissions in Canada will only accept auditors' reports on reporting issuers' financial statements prepared by firms that are participants in good standing under the Board's oversight program. In addition McCarney Greenwood is registered with the Public Oversight Board (PCAOB) in the United States.

Certifications, page 58

4. We have amended our certifications to conform to Exhibit 12 of Form 20F.

Engineering Comments

General

5. We have amended Item 4-B to comply with the disclosures required by Industry Guide 7(b).

Pinon and Railroad Projects – Carlin Trend South page 12

6. We have removed all references to reserve and resource estimates from this submission.

7. We have removed all references in the report to mines and other mineral properties that exist in the area of the company’s property.

Fondaway Canyon Project, page 14

8. We have removed all reference to technical reports filed with the SEC from this submission.

9. We have removed all references to reserve and resource estimates from this submission.

10. We have removed all references to reserve and resource estimates from this submission.

Como District, page 15

11. We have removed all references to reserve and resource estimates from this submission.

Note 15, Differences between Candaian GAAP and US GAAP, page 17

12. We have amended Item #5-A to read that we are an exploration stage company.

Closing Comments

In response to Page 3 of your letter, the management recognizes that it is responsible for the accuracy and adequacy of the disclosure filings according to the SEC Act of 1934. We understand that staff comments or changes to our filing or disclosure in response to staff comments do not foreclose the Commission from taking action with respect to the filing and that the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As a small resource company our objective is to follow the rules of all governmental agencies to the best of our ability. My earnest objective is to provide the most accurate information to all regulatory authorities and our currently small group of US investors. We appreciate any support to help insure that our current and future disclosures to the public will represent the best that can be accomplished.

Sincerely,

\s\ Roland M. Larsen

Roland M. Larsen

President

Cc: Mr. Ryan Milne

Securities & Exchange Commission

Division of Corporate Finance